Inventories (Details) - Schedule of Inventories Consist - Inventories [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory – finished goods	$ 337,873	$ 3,683,159
Inventory – merchandise		13,039
Total	$ 337,873	$ 3,696,198